Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
a)	The changes in operating assets and liabilities for the years ended December 31, 2015, 2014, and 2013, are as follows:

	Year Ended December 31,
	2015	2014	2013
Accounts receivable	(6,488)	136,660	(77,837)
Prepaid expenses and other assets	(10,607)	(1,618)	(2,386)
Accounts payable	(24,727)	(17,643)	(10,877)
Accrued and other liabilities	29,531	(56,768)	155,284

	(12,291)	60,631	64,184